Contract liability - Additional Information (Details) $ in Millions, $ in Millions	Sep. 26, 2022 CAD ($) oz	Nov. 20, 2020 CAD ($)	Dec. 31, 2024 CAD ($)	Sep. 26, 2022 USD ($)	Nov. 20, 2020 USD ($)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Amount of consideration | $			$ 150.0
Receivable as percentage of refined metal production	2.50%
Threshold ounces of refined gold to be delivered | oz	27,150
Ongoing cash payments as percentage of applicable spot metal price	25.00%
Interest rate used to calculate the accretion on the contract liability's financing component	5.00%
Osisko Bermuda Ltd
Disclosure of disaggregation of revenue from contracts with customers [line items]
Receivable as percentage of refined metal production	2.00%
Sapuchi | Osisko Bermuda Ltd | Gold and Silver Stream Agreement
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract liability, transaction price		$ 19.1			$ 15.0
Percentage of payable gold and silver to be purchased by related party		15.00%
Price as percentage of daily per ounce gold and silver market price		15.00%
Initial term of stream agreement		40 years
Renewal term of stream agreement		10 years
Interest rate used to calculate the accretion on the contract liability's financing component		24.00%
Tintic Consolidated Metals LLC | Osisko Bermuda Ltd | Metals Stream Agreement
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract liability, transaction price	$ 26.1			$ 20.0